Lease	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
Lease

Note 5 – Lease

In December 2021, the Company entered into an office space lease agreement, which commenced on January 1, 2022. Monthly rent payments including utilities amount to approximately $7 thousand. The lease period is for 24 months with an option to extend the lease period for additional two periods of 12 months each and the Company expects to exercise the options for additional lease period. Accordingly, the Company recognized in the statement of financial position a right-of-use asset in the amount of $306 thousand concurrently with the recognition of a lease liability in the same amount.

Right-of-use-assets

Carrying amounts of right-of-use assets and movement during the period:

June 30, 2022
Balance as of January 1, 2022	-
Initial recognition	306
Depreciation on right-of-use-assets	(38)

Balance as of June 30, 2022	268

Lease liability

Maturity analysis of the Company’s lease liabilities

June 30, 2022
Less than one year	52
One to four years	190

Total	242

Current maturities of lease liability	(52)

Long-term lease liability	190

Additional information on leases

The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:

June 30, 2022
Lease term (years)	3.5
Weighted average discount rate	6%

The following are the amounts recognized in profit or loss:

June 30, 2022
Interest expenses on lease liability	4
Amortization of right-of-use-assets	38

Total	42

Presented hereunder are the lease payments the Company paid in respect of these leases in the six months ended June 30, 2022:

	Fixed payments	Total payments
Lease payments	$67	67

Amounts recognized in the statement of cash flows

	Six months ended June 30, 2022	Six months ended June 30, 2021	For the year ended December 31, 2021
Cash flows for leases	$67	-	-